    As filed with the Securities and Exchange Commission on October 26, 1999

                                                              FILE NOs. 811-6589
                                                                        33-46374

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             ---
     Pre-Effective Amendment No.
                                 --                                          ---
     Post-Effective Amendment No. 21                                          X
                                  --                                         ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.                                                            X
                   --                                                        ---

                        (Check appropriate box or boxes.)

                                   FIRST FUNDS
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 442-1941
                                                           --------------

                           Russell C. Burk, Secretary
                                   First Funds
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                     --------------------------------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                          Charles T. Tuggle, Jr., Esq.
                       Baker, Donelson, Bearman & Caldwell
                         165 Madison Avenue, Suite 2100
                                Memphis, TN 38103

Approximate Date of Proposed Public Offering:        As soon as practicable after the effective date of
                                                     this Amendment

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
---

 X   on October 28, 1999, pursuant to paragraph (b)
---

     60 days after filing pursuant to paragraph (a)(1)
---

     on ____________, pursuant to paragraph (a) (1)
---

     75 days after filing pursuant to paragraph (a) (2)
---

     on (date) pursuant to paragraph (a) (2)
---

If appropriate, check the following box:

 X   This post-effective amendment designates a new effective date for a
---  previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest Bond, Intermediate Bond, U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios.

This post-effective amendment incorporates by reference the prospectuses, statement of additional information, and Part C included in Post-Effective Amendment 20 to the Registrant's registration statement on Form N-1A, filed with the Securities and Exchange Commission on August 27, 1999.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Memphis, and State of Tennessee, on the 26th day of October, 1999.

FIRST FUNDS

By /s/ Richard C. Rantzow, President
   -------------------------------------
   Richard C. Rantzow, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Richard C. Rantzow        President and Trustee         October 26, 1999
----------------------
Richard C. Rantzow*


/s/ Jeremy O. May             Treasurer                     October 26, 1999
----------------------
Jeremy O. May*


/s/ Thomas M. Batchelor       Trustee                       October 26, 1999
----------------------
Thomas M. Batchelor*


/s/ John A. DeCell            Trustee                       October 26, 1999
----------------------
John A. DeCell*


/s/ Larry W. Papasan          Trustee                       October 26, 1999
----------------------
Larry W. Papasan*

/s/ L.R. Jalenak, Jr.         Trustee                       October 26, 1999
----------------------
L.R. Jalenak, Jr.*

* Signature affixed by Desiree M. Franklin pursuant to a power of attorney dated September 25, 1998, filed herein.